Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Narrative (Detail) $ in Millions			12 Months Ended			36 Months Ended
		Sep. 03, 2015	Dec. 31, 2015 USD ($) site	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 03, 2018 USD ($)
Restructuring Cost and Reserve [Line Items]
Integration costs	[1]		$ 219	$ 80	$ 144
Expected cost			$ 2,600
Percentage of non-cash restructuring charges expected			25.00%
Cost-reduction and acquisition-related costs (excluding transaction costs)			$ 1,400
Manufacturing Plant Network Rationalization And Optimization [Member]
Restructuring Cost and Reserve [Line Items]
Expected number of facilities closed | site			4
Manufacturing Plant Network Rationalization And Optimization [Member] | Acquisition-related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost			$ 500
Restructuring cost incurred to date			354
Manufacturing Plant Network Rationalization And Optimization [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost			1,000
Restructuring cost incurred to date			472
Global Commercial Structure Reorganization [Member] | Business Restructuring Reserves [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost			250
Restructuring cost incurred to date			219
Other Cost Reduction / Productivity Initiatives [Member] | Commercial Real Estate [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost			850
Restructuring cost incurred to date			493
Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Expected integration costs, period		3 years
Hospira [Member] | Return of Acquired Rights [Member]
Restructuring Cost and Reserve [Line Items]
Charges for return of acquired rights			$ 215
Forecast [Member] | Hospira [Member]
Restructuring Cost and Reserve [Line Items]
Integration costs						$ 1,000

[1]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.